BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022
(Unaudited)

	Title of Security	Shares	Cost	Value
	COMMON STOCKS - 99.48%
	Administrative and Support Services - 13.88%
	MasterCard, Inc. - Class A	44,000	$725,399	$12,510,960
	PayPal Holdings, Inc.(a)	35,000	871,561	3,012,450
	TransUnion	44,500	3,683,029	2,647,305
	Visa, Inc. - Class A	38,000	1,061,121	6,750,700
			6,341,110	24,921,415
	Ambulatory Health Care Services - 1.15%
	Alcon, Inc. - ADR	35,500	2,087,585	2,065,390
	Broadcasting (except Internet) - 0.62%
	Cable One, Inc.	1,300	1,810,451	1,108,965
	Building Material and Garden Equipment and Supplies Dealers - 3.67%
	Home Depot, Inc.	13,000	1,941,152	3,587,220
	Lowe's Companies, Inc.	16,000	1,631,716	3,004,960
			3,572,868	6,592,180
	Chemical Manufacturing - 0.34%
	The Sherwin-Williams Co.	3,000	711,670	614,250
	Computer and Electronic Product Manufacturing - 25.33%
	Alphabet, Inc. - Class A(a)	80,000	847,060	7,652,000
	Alphabet, Inc. - Class C(a)	80,200	844,083	7,711,230
	Apple, Inc.	156,000	613,733	21,559,200
	NVIDIA Corp.	37,000	2,105,830	4,491,430
	Thermo Fisher Scientific, Inc.	8,000	1,773,523	4,057,520
			6,184,229	45,471,380
	Credit Intermediation and Related Activities - 4.89%
	JPMorgan Chase & Co.	30,000	1,721,192	3,135,000
	SVB Financial Group(a)	12,000	2,426,972	4,029,360
	Wells Fargo & Co.	40,000	1,439,136	1,608,800
			5,587,300	8,773,160
	Electrical Equipment, Appliance, and Component Manufacturing - 0.40%
	Generac Holdings, Inc.(a)	4,000	1,104,888	712,560
	Fabricated Metal Product Manufacturing - 0.11%
	BWX Technologies, Inc.	4,000	224,335	201,480
	Food Services and Drinking Places - 0.68%
	Casey's General Stores, Inc.	6,000	989,889	1,215,120
	Health and Personal Care Stores - 0.67%
	Ulta Beauty, Inc.(a)	3,000	1,109,837	1,203,570
	Insurance Carriers and Related Activities - 8.56%
	Berkshire Hathaway, Inc. - Class B(a)	20,000	678,649	5,340,400
	The Progressive Corp.	30,000	2,368,209	3,486,300
	UnitedHealth Group, Inc.	13,000	3,145,097	6,565,520
			6,191,955	15,392,220
	Merchant Wholesalers, Durable Goods - 1.14%
	IAA, Inc.(a)	64,000	2,640,028	2,038,400
	Miscellaneous Manufacturing - 1.67%
	Edwards Lifesciences Corp.(a)	26,000	1,872,067	2,148,380
	Intuitive Surgical, Inc.(a)	4,500	1,067,051	843,480
			2,939,118	2,991,860
	Nonstore Retailers - 6.29%
	Amazon.com, Inc.(a)	100,000	1,231,664	11,300,000
	Oil and Gas Extraction - 0.87%
	EOG Resources, Inc.	14,000	1,529,436	1,564,220
	Other Information Services - 2.08%
	Meta Platforms, Inc. - Class A(a)	27,500	3,597,112	3,731,200
	Plastics and Rubber Products Manufacturing - 0.48%
	AptarGroup, Inc.	9,000	1,044,151	855,270
	Professional, Scientific & Technical Services - 4.18%
	IQVIA Holdings, Inc.(a)	3,250	616,405	588,705
	Palo Alto Networks, Inc.(a)	33,000	2,379,070	5,405,070
	ServiceNow, Inc.(a)	4,000	2,057,391	1,510,440
			5,052,866	7,504,215
	Publishing Industries (except Internet) - 9.79%
	Adobe, Inc.(a)	12,000	3,463,759	3,302,400
	Microsoft Corp.	52,000	6,470,467	12,110,800
	Salesforce.com, Inc.(a)	15,000	2,246,082	2,157,600
			12,180,308	17,570,800
	Rail Transportation - 2.18%
	Union Pacific Corp.	20,050	606,981	3,906,141
	Real Estate - 0.66%
	American Tower Corp.	5,500	1,235,930	1,180,850

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.66%
	BlackRock, Inc.	5,000	1,435,942	2,751,400
	Chemed Corp.	3,800	1,779,811	1,658,928
	Intercontinental Exchange, Inc.	20,000	1,965,672	1,807,000
	S&P Global, Inc.	13,000	2,334,390	3,969,550
	Texas Pacific Land Corp.	1,000	810,904	1,777,230
			8,326,719	11,964,108
	Truck Transportation - 3.18%
	Old Dominion Freight Line, Inc.	23,000	2,127,790	5,721,710

	TOTAL COMMON STOCKS		78,428,220	178,600,464

	SHORT-TERM INVESTMENTS - 0.70%
	Mutual Funds - 0.70%
	First American Treasury Obligations Fund - Class X 2.87% (b)	1,263,203	1,263,203	1,263,203
	TOTAL SHORT-TERM INVESTMENTS		1,263,203	1,263,203

	TOTAL INVESTMENTS - 100.18%		79,691,423	179,863,667
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18)%			(331,688)
	TOTAL NET ASSETS - 100.00%			$179,531,979

ADR	American Depository Receipt

	Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	The rate shown is the annualized seven day yield as of September 30, 2022.

The accompanying notes are an integral part of the Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the nine months ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. During the nine months ended September 30, 2022, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$178,600,464	$-	$-	$178,600,464
Short-Term Investments	1,263,203	-	-	1,263,203
Total Investments in Securities	$179,863,667	$-	$-	$179,863,667

Refer to the Schedule of Investments for further information on the classification of investments.